STOCK-BASED COMPENSATION (Details Narrative) - USD ($)								1 Months Ended		6 Months Ended		12 Months Ended		91 Months Ended
	Jun. 01, 2020	Jun. 01, 2019	Jan. 02, 2019	Jun. 01, 2018	Jun. 01, 2018	May 01, 2018	Jan. 02, 2018	Jun. 01, 2018	May 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2025	Jan. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense										$ 802,553	$ 93,381	$ 1,857,531	$ 653,669
Stock-based compensation capitalized to unproved properties										541,905	$ 27,875	820,877	$ 195,125
Unrecognized compensation expense related to stock options										$ 1,900,000		$ 2,700,000
Number of stock options granted			1,000,000		67,500,000	500,000				1,000,000		68,000,000
Expected life of options										2 years 9 months 25 days		3 years
Exercise price (in dollars per share)		$ 0.075	$ 0.045			$ 0.065			$ 0.065
Fair value of stock options granted										$ 35,000
Exercisable year			3 years 9 months		4 years 3 months	4 years 3 months						7 years	4 years
Share-based Compensation Award, Tranche January 1, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option of vested			50.00%				50.00%
Share-based Compensation Award, Tranche June 1, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option of vested				33.00%
Share-based Compensation Award, Tranche June 1, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option of vested				33.00%
Share-based Compensation Award, Tranche June 1, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option of vested				33.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted			1,000,000					33,500,000	500,000
Exercise price (in dollars per share)						$ 0.065			$ 0.065						$ 0.0278
Employee Stock Option [Member] | Subsequent Event [Member] | 2018 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted														49,000,000
Employee Stock Option [Member] | Subsequent Event [Member] | Inducement Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted														18,500,000
Employee Stock Option [Member] | Employees, Directors and Contractors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted					67,500,000
Stock option of vested					1850000000.00%
Exercise price (in dollars per share)				$ 0.075	$ 0.075			$ 0.075
Employee Stock Option [Member] | Employees, Directors and Contractors [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option of vested	2500000000.00%	2400000000.00%
Exercisable year														7 years 6 months